Interest in Gibraltar Joint Venture - Summary of Joint Venture Financial Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Cash and equivalents	$ 80,231	$ 89,030	$ 68,521
Current assets	145,736	165,327
Current liabilities	61,409	54,798
Long-term debt	317,948	373,133
Provision for environmental rehabilitation	107,874	98,454
Other financial liability	5,714	21,913
Revenues	378,299	263,865
Production costs	(200,583)	(209,150)
Depletion and amortization	(47,722)	(52,939)
Other operating expense	108	(395)
Interest expense	(30,965)	(27,649)
Foreign exchange gain (loss)	16,852	8,475
Net earnings (loss)	34,262	(31,396)
Other comprehensive income (loss)	(11,968)	(3,225)
Comprehensive income (loss) for joint arrangement	22,294	(34,621)
Gibraltar [member]
Disclosure of joint ventures [line items]
Cash and equivalents	52,383	79,638
Other current assets	83,323	98,233
Current assets	135,706	177,871
Non-current assets	1,167,787	1,106,866
Accounts payable and accrued liabilities	53,312	38,747
Other current financial liabilities	15,865	23,743
Current liabilities	69,177	62,490
Long-term debt	21,151	20,287
Provision for environmental rehabilitation	142,164	129,487
Other financial liability		14,584
Non-current liabilities	163,315	164,358
Revenues	507,212	351,820
Production costs	(267,548)	(278,440)
Depletion and amortization	(75,428)	(81,715)
Other operating expense	(4,632)	(3,725)
Write-down of mine equipment	(4,735)
Interest expense	(5,927)	(6,459)
Interest income	343	1,158
Foreign exchange gain (loss)	(907)	22
Net earnings (loss)	148,378	(17,339)
Other comprehensive income (loss)	90	(693)
Comprehensive income (loss) for joint arrangement	$ 148,468	$ (18,032)